Other Assets and Liabilities (Major Components of Other Assets and Liabilities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Other assets:
Receivables from brokers, dealers and customers for securities transactions	¥ 754,483	¥ 644,443
Accounts receivable: Other	1,794,983	1,187,311
Investments in equity method investees	3,482,292	3,066,738
Prepaid benefit cost (Note 13)	1,335,369	1,356,603
Cash collateral pledged for derivative transactions (Note 9)	2,585,837	2,893,178
Cash collateral for the use of Bank of Japan’s settlement infrastructure	933,000	933,000
Accrued interest	500,506	246,271
Deferred tax assets (Note 8)	182,388	79,191
Right-of-use assets of operating leases (Note 7)	227,112	261,803
Other	5,659,034	4,421,979
Total	17,455,004	26,712,084
Other liabilities:
Payables to brokers, dealers and customers for securities transactions	2,062,782	1,970,158
Other	1,920,945	1,311,035
Obligations to return securities received as collateral (Notes 15, 16 and 31)	6,891,545	6,826,215
Accrued interest	385,921	98,183
Deferred tax liabilities (Note 8)	208,610	530,267
Allowance for off-balance sheet credit instruments	143,770	126,055
Accrued benefit cost (Note 13)	89,092	89,062
Guarantees and indemnifications	54,359	45,358
Cash collateral received for derivative transactions (Note 9)	1,318,338	1,017,580
Obligations under operating leases (Note 7)	337,391	384,183
Accrued and other liabilities	3,934,453	3,106,706
Total	17,347,206	26,662,462
Disposal group, disposed of by sale, not discontinued operations
Other assets:
Assets held for sale relating to transferred business of MUFG Union Bank (Note 2)	0	11,621,567
Other liabilities:
Liabilities held for sale relating to transferred business of MUFG Union Bank (Note 2)	0	11,157,660
Card | Total Past Due
Other assets:
Accounts receivable: Other	6,849	5,483
Card | 1-3 months
Other assets:
Accounts receivable: Other	3,173	2,581
Card | Greater Than 3 months
Other assets:
Accounts receivable: Other	¥ 3,676	¥ 2,902